SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 1,779,794	$ 933,361
Amounts deferred during the period	2,324,663	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(841,375)	(933,361)
Revenue from current period sales	(1,867,797)	(1,915,682)
Deferred revenue	$ 1,395,285	$ 1,779,794